Schedule of Reconciliation of the Income Tax Provision (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Statutory United States federal rate	21.00%	21.00%
State income tax, net of federal benefit	4.00%	4.00%
Change in valuation allowance	(29.47%)	(22.50%)
Stock based compensation	2.13%	1.08%
Permanent differences	0.04%	0.11%
Other	2.31%	(3.69%)
Effective tax rate benefit (provision)